Equity (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends Payable [Line Items]
Dividend Per Share	$ 0.74	$ 0.74	$ 0.74
Dividend Aggregate	$ 787	$ 784	$ 610
Common Stock [Member]
Dividends Payable [Line Items]
Declaration Date	Oct. 25, 2011	Oct. 26, 2010	Oct. 29, 2009
Record Date	Nov. 09, 2011	Nov. 09, 2010	Nov. 09, 2009
Payment Date	Dec. 14, 2011	Dec. 14, 2010	Dec. 14, 2009
Dividend Per Share	$ 0.74	$ 0.74	$ 0.74
Dividend Aggregate	$ 787	$ 784	$ 610